Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred Stock, No Par Value
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, No Par Value
Common Stock, Shares Authorized	700,000,000	700,000,000
Common Stock, Shares, Issued	100,000,000	75,000,000
Common Stock, Shares, Outstanding	100,000,000	75,000,000